Investments - Net Realized Gains (Losses) Recognized in the Statement of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net realized gains (losses) related to sales:
Net realized (losses) gains on investments	$ 0.0	$ (1.1)	$ 0.2